COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                                     (THE "FUND")
                                     CLASS A SHARES

                     SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (REPLACING SUPPLEMENT DATED SEPTEMBER 19, 2005)


1. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - COLUMBIA HIGH YIELD FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one, year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the JPMorgan Chase Developed BB High Yield Index ("JPMorgan Index"), an unmanaged index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Previously, the Fund's returns were compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch High Yield Index"), an unmanaged index that tracks the performance of non-investment-grade corporate bonds. The advisor believes that the JPMorgan Index, because of its greater emphasis on the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and for the life of the Fund periods are shown compared to the JPMorgan Index, as well as the Fund's previous benchmark, the Merrill Lynch High Yield Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The following line is added to the "Average Annual Total Returns - for periods ended December 31, 2004" chart:

                              1 Year           5 Years        Life of the Fund
JPMorgan Index (%)             8.91              9.59              8.15(3)

(3)      Performance information is from February 28, 1998.


3. The section describing the portfolio managers for the High Yield Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS is revised in its entirety as follows:

STEPHEN PEACHER, a managing director of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April,
2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

KEVIN L. CRONK, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

THOMAS A. LAPOINTE, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.


                                                          October 21, 2005

                       COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                                     (THE "FUND")
                                     CLASS B SHARES

                     SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (REPLACING SUPPLEMENT DATED SEPTEMBER 19, 2005)


1. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - COLUMBIA HIGH YIELD FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of broad measures of market performance for one, year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the JPMorgan Chase Developed BB High Yield Index ("JPMorgan Index"), an unmanaged index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Previously, the Fund's returns were compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch High Yield Index"), an unmanaged index that tracks the performance of non-investment-grade corporate bonds. The advisor believes that the JPMorgan Index, because of its greater emphasis on the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and for the life of the Fund periods are shown compared to the JPMorgan Index, as well as the Fund's previous benchmark, the Merrill Lynch High Yield Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The following line is added to the "Average Annual Total Returns - for periods ended December 31, 2004" chart:


                            1 Year           5 Years         Life of the Fund
JPMorgan Index (%)           8.91              9.59               8.15(3)

(3)      Performance information is from February 28, 1998.


3. The section describing the portfolio managers for the High Yield Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS is revised in its entirety as follows:

STEPHEN PEACHER, a managing director of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April,
2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

KEVIN L. CRONK, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

THOMAS A. LAPOINTE, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.


                                                          October 21, 2005

                      COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                    DATED MAY 1, 2005
                      (REPLACING SUPPLEMENT DATED AUGUST 19, 2005)


     1. The following is added to the table "Other Accounts Managed by Portfolio Managers" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:



------------------------------- ----------------------------- ------------------------------- -------------------------------

                                    Other SEC-registered
                                  open-end and closed-end        Other pooled investment
      Portfolio Manager                    funds                         vehicles                     Other accounts
------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------


                                  Number of       Assets*       Number of        Assets*        Number of        Assets*
                                  accounts                       accounts                        accounts
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Jeremy Javidi                         4        $800 million         1          $22 million          10         $23 million
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------

* Dollar amounts provided as of August 1, 2005.

     2. The following is added to the table "Ownership of Securities" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:


------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Jeremy Javidi                                                                    $0
------------------------------------------------------- -----------------------------------------------------

     3. The following is added to the table "Compensation" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

--------------------------------------- --------------------------------------- ----------------------------------
          Portfolio Manager                     Performance Benchmark                      Peer Group

--------------------------------------- --------------------------------------- ----------------------------------
--------------------------------------- --------------------------------------- ----------------------------------
Jeremy Javidi                                  Russell 2000 Value Index          Morningstar Small Value Category
--------------------------------------- --------------------------------------- ----------------------------------


                                                           October 21, 2005